Components of Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Nov. 14, 2014
Business Acquisition [Line Items]
Intangible Assets	$ 56,200
Goodwill	$ 133,885	$ 132,515
CRS Proppants [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 219
Accounts Receivable			14,640
Inventories			9,627
Prepaid and Other Assets			753
Property and Equipment			197,238
Intangible Assets			56,200
Indemnity under Sales Agreement			14,810
Accounts Payable			(8,428)
Obligations under Long-term Sales Agreements			(28,131)
Asset Retirement Obligation			(4,112)
Deferred Taxes			(16,765)
Total Net Assets			236,051
Total Estimated Purchase Price			$ 236,051